Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
June 30, 2023 (Unaudited)
		Shares	Value

COMMON STOCKS - 99.2%
Australia - 4.9%
IT Services - 4.9% (d)
Megaport, Ltd. (a)		33,291	$160,117
NEXTDC, Ltd. (a)		116,213	973,886
Total IT Services			1,134,003

Canada - 4.3%
Software - 4.3% (d)
Open Text Corp.		23,959	996,521

Cayman Islands - 7.8%
IT Services - 7.8% (d)
Chinasoft International, Ltd.		639,955	402,626
Chindata Group Holdings, Ltd. - ADR (a)(b)		77,482	554,771
GDS Holdings, Ltd. - ADR (a)(b)		38,165	419,433
Kingsoft Cloud Holdings, Ltd. - ADR (a)(b)		53,617	327,064
Vnet Group, Inc. - ADR (a)		31,373	90,982
Total IT Services			1,794,876

Germany - 4.2%
IT Services - 1.8% (d)
Ionos SE (a)		29,469	418,680
Software - 2.4% (d)
Software AG		15,577	541,546
Total Germany			960,226

Israel - 4.8%
Software - 4.8% (d)
JFrog, Ltd. (a)(b)		5,236	145,037
Nice, Ltd. (a)		4,758	971,754
Total Software			1,116,791

Japan - 12.3%
IT Services - 11.3% (d)
Hennge KK (a)		6,850	43,105
Itochu Techno-Solutions Corp.		37,470	944,183
NS Solutions Corp.		19,284	535,908
SCSK Corp.		61,202	958,356
TechMatrix Corp.		9,382	120,806
Total IT Services			2,602,358
Software - 1.0% (d)
Cybozu, Inc.		11,119	180,468
Fixer, Inc. (a)		3,098	45,216
Total Software			225,684
Total Japan			2,828,042

Netherlands - 3.8%
Software - 3.8% (d)
Elastic NV (a)		13,849	887,998

Republic of Korea - 0.2%
Diversified Telecommunication Services - 0.2%
KINX, Inc.		1,032	51,144

Singapore - 3.0%
Real Estate Investment Trusts (REITs) - 3.0%
Digital Core REIT Management Pte, Ltd. (a)		237,344	112,738
Keppel DC REIT		362,919	579,640
Total Real Estate Investment Trusts (REITs)			692,378

Sweden - 1.7%
Software - 1.7% (d)
Sinch AB (a)(f)		178,630	403,292

United Kingdom - 1.5%
Software - 1.5% (d)
Bytes Technology Group PLC		50,280	336,839

United States - 50.7%
IT Services - 11.5% (d)
Cloudflare, Inc. - Class A (a)(b)		9,485	620,034
DigitalOcean Holdings, Inc. (a)(b)		4,564	183,199
Fastly, Inc. - Class A (a)(b)		6,526	102,915
Grid Dynamics Holdings, Inc. (a)		3,849	35,603
Kyndryl Holdings, Inc. (a)		11,708	155,482
MongoDB, Inc. (a)(b)		2,248	923,906
Okta, Inc. (a)(b)		8,342	578,518
Rackspace Technology, Inc. (a)		11,052	30,061
Unisys Corp. (a)		3,508	13,962
Total IT Services			2,643,680
Software - 30.7% (d)
8x8, Inc. (a)		5,980	25,295
Alteryx, Inc. - Class A (a)(b)		3,620	164,348
Appfolio, Inc. - Class A (a)(b)		1,824	313,983
Appian Corp. - Class A (a)(b)		3,749	178,452
Blackbaud, Inc. (a)		2,768	197,026
Box, Inc. (a)(b)		7,444	218,705
CommVault Systems, Inc. (a)		2,260	164,121
Confluent, Inc. - Class A (a)(b)		15,217	537,312
Datadog, Inc. - Class A (a)		6,955	684,233
Domo, Inc. - Class B (a)		1,835	26,901
Dropbox, Inc. - Class A (a)(b)		17,968	479,207
Everbridge, Inc. (a)		2,084	56,060
Gitlab, Inc. - Class A (a)(b)		7,860	401,725
HashiCorp, Inc. - Class A (a)		9,847	257,794
Informatica, Inc. - Class A (a)		14,710	272,135
Intapp, Inc. (a)		3,454	144,757
Jamf Holding Corp. (a)(b)		6,371	124,362
MicroStrategy, Inc. - Class A (a)(b)		666	228,052
N-able, Inc. (a)		9,354	134,791
nCino, Inc. (a)(b)		5,765	173,642
New Relic, Inc. (a)		3,608	236,108
Nutanix, Inc. - Class A (a)(b)		12,114	339,798
PagerDuty, Inc. (a)(b)		4,732	106,375
RingCentral, Inc. - Class A (a)		4,913	160,802
Samsara, Inc. - Class A (a)(b)		27,160	752,604
Smartsheet, Inc. - Class A (a)		6,829	261,278
SolarWinds Corp. (a)		8,412	86,307
Teradata Corp. (a)		5,195	277,465
Zeta Global Holdings Corp. - Class A (a)		10,910	93,171
Total Software			7,096,809
Technology Hardware, Storage & Peripherals - 8.5%
NetApp, Inc.		9,181	701,429
Pure Storage, Inc. - Class A (a)		15,788	581,314
Super Micro Computer, Inc. (a)(b)		2,697	672,227
Total Technology Hardware, Storage & Peripherals			1,954,970
Total United States			11,695,459
TOTAL COMMON STOCKS (Cost $25,237,520)			22,897,569

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 28.9%
ETFMG Sit Ultra Short ETF (e)		25,000	1,212,250
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (c)		5,452,378	5,452,378
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $6,696,353)			6,664,629

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 5.01% (c)		241,630	241,630
TOTAL SHORT-TERM INVESTMENTS (Cost $241,630)			241,630

Total Investments (Cost $32,175,503) - 129.1%			29,803,827
Liabilities in Excess of Other Assets - (29.1)%			(6,721,919)
TOTAL NET ASSETS - 100.0%			$23,081,908

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)			As of June 30, 2023, the Fund had a significant portion of its assets invested in the Software & IT Services Industries.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2023 is set forth below.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2023, the market value of these securities total $403,292, which represents 1.7% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2023	Ending Shares
ETFMG Sit Ultra Short ETF	$ 2,403,750	$ -	$ (1,207,812)	$ (36,162)	$ 52,475	$ -	$ 1,212,250	25,000

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

IVES
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,897,569	$-	$-	$22,897,569
Short-Term Investments	241,630	-	-	241,630
ETFMG Sit Ultra Short ETF**	1,212,250	-	-	1,212,250
Investments Purchased with Securities Lending Collateral*	-	-	-	5,452,378
Total Investments in Securities	$24,351,449	$-	$-	$29,803,827

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.